UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC 350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-389-8713

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended April 30, 2011

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended
April 30, 2011

[This Page Intentionally Left Blank]

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

April 30, 2011
Assets
Investments in securities, at fair value (cost $296,561,338)	$341,468,329
Cash and cash equivalents (including Euros of $1,087,643, with a cost of $1,014,982, British Pounds Sterling of $836,478, with a cost of $773,517, and Hong Kong Dollars of $674,487, with a cost of $674,348)	25,098,770
Due from broker (including Euros of $142,488, with a cost of $134,139, British Pounds Sterling of $74,558, with a cost of $70,880, Hong Kong Dollars of $3,175,733 with a cost of $3,170,370, and Japanese Yen of $2,024,396, with a cost of $2,003,180)	60,959,073
Receivable for investment securities sold	13,454,671
Interest receivable	78,149
Dividends receivable	68,753
Other assets	37,242

Total assets	441,164,987

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $130,684,970)	134,646,213
Due to broker (including Swedish Krona of $46,907 with a cost of $45,436)	46,907
Payable for investment securities purchased	11,526,628
Accrued incentive fees	5,891,764
Withdrawals payable	2,172,895
Dividends payable on securities sold, not yet purchased	555,698
Management fees payable	457,814
Net unrealized loss on swap contracts	64,726
Shareholders servicing fees payable	58,307
Administration fees payable	22,366
Custody fees payable	4,142
Accrued expenses	288,278

Total liabilities	155,735,738

Net Assets	$285,429,249

Net assets
Represented by:
Shares of beneficial interest – $0.001 par value; unlimited shares authorized; 24,762,542 shares issued and outstanding	$252,563,751
Accumulated net investment loss	(15,906,033)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and swap contracts	7,703,551
Net unrealized gain/(loss) of investments, foreign currency and swap contracts	41,067,980

Net Assets	$285,429,249

Net asset value per share	$11.53

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		April 30, 2011 Fair Value
	Investments in Securities—119.63%
	Common Stocks—119.63%
	Bermuda—1.09%
	Semiconductor Components – Integrated Circuits—1.09%
202,200	Marvell Technology Group Ltd * (a)	$3,119,946

	Total Bermuda (cost $3,719,767)	$3,119,946

	China—24.74%
	Advertising Sales—4.08%
331,200	Focus Media Holding Ltd ADR * (a)	11,641,680

	B2B / E-Commerce—0.50%
85,456	ChinaCache International Holdings Ltd ADR *	1,436,515

	Computer Services—1.48%
131,200	VanceInfo Technologies Inc ADR * (a)	4,219,392

	Computers—0.16%
770,000	Lenovo Group Ltd.	448,067

	Consulting Services—1.30%
187,384	iSoftstone Holdings Ltd ADR * (a)	3,713,951

	Entertainment Software—0.39%
149,300	Shanda Games Ltd ADR *	1,119,750

	Hotels & Motels—0.87%
108,500	7 Days Group Holdings Ltd ADR * (a)	2,493,330

	Human Resources—0.55%
27,900	51job Inc ADR * (a)	1,562,121

	Insurance Brokers—0.93%
181,200	CNinsure Inc ADR (a)	2,660,016

	Real Estate Management / Services—0.50%
118,600	E-House China Holdings Ltd ADR (a)	1,417,270

	Real Estate Operations / Development—1.98%
2,562,500	Longfor Properties	4,084,116
5,085,000	Powerlong Real Estate Holdings Ltd	1,584,236

		5,668,352

	Retail – Regional Department Stores—2.89%
3,151,000	Golden Eagle Retail Group Ltd	8,255,176

	Retail – Restaurants—2.38%
3,406,000	Ajisen China Holdings Ltd	6,796,571

	Schools—3.21%
73,500	New Oriental Education & Technology Group ADR * (a)	9,161,040

	Web Portals / ISP—2.97%
171,900	Netease.com ADR * (a)	8,471,232

	Wireless Equipment—0.55%
4,028,000	China Wireless Technologies Ltd	1,555,694

	Total China (cost $63,518,680)	$70,620,157

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	France—1.12%
	Batteries / Battery Systems—1.12%
69,342	Saft Groupe SA	$3,189,130

	Total France (cost $2,499,786)	$3,189,130

	Germany—1.78%
	Enterprise Software / Services—1.78%
26,871	Software AG	5,092,827

	Total Germany (cost $4,006,108)	$5,092,827

	Hong Kong—7.94%
	Agricultural Operations—1.49%
488,572	Le Gaga Holdings Ltd ADR * (a)	4,260,348

	Alternative Waste Technology—1.64%
10,461,000	China Everbright International Ltd	4,686,687

	Audio / Video Products—0.00%
3,713	Skyworth Digital Holdings Ltd	2,366

	Lottery Services—0.36%
10,200,000	REXLot Holdings Ltd	1,037,387

	Metal Processors & Fabrication—0.54%
1,790,000	EVA Precision Industrial Holdings Ltd	1,532,457

	Retail – Apparel / Shoes—2.79%
7,356,000	Trinity Ltd	7,954,896

	Retail – Jewelry—0.45%
465,000	Chow Sang Sang Holdings International Ltd	1,275,105

	Transactional Software—0.67%
84,800	Longtop Financial Technologies Ltd ADR * (a)	1,913,088

	Total Hong Kong (cost $22,679,332)	$22,662,334

	Israel—0.12%
	Telecommunication Equipment—0.12%
56,100	AudioCodes Ltd *	346,137

	Total Israel (cost $399,613)	$346,137

	Netherlands—0.98%
	Computer Data Security—0.98%
54,557	Gemalto NV	2,800,938

	Total Netherlands (cost $2,545,329)	$2,800,938

	Singapore—1.97%
	Electronic Components – Semiconductors—1.97%
167,700	Avago Technologies Ltd (a)	5,611,242

	Total Singapore (cost $4,348,916)	$5,611,242

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	United Kingdom—1.53%
	Enterprise Software / Services—1.53%
162,683	Autonomy Corp PLC *	$4,368,675

	Total United Kingdom (cost $3,890,792)	$4,368,675

	United States—78.36%
	Apparel Manufacturers—2.84%
135,600	Coach Inc (a)	8,110,236

	Applications Software—5.39%
57,800	Citrix Systems Inc * (a)	4,874,852
200,500	Quest Software Inc * (a)	5,164,880
112,800	Red Hat Inc * (a)	5,354,616

		15,394,348

	Commercial Services – Finance—3.48%
83,200	FleetCor Technologies Inc * (a)	3,120,832
206,800	Verisk Analytics Inc, Class A * (a)	6,803,720

		9,924,552

	Computers—6.93%
56,800	Apple Inc * (a)	19,779,464

	Computers – Integrated Systems—0.73%
334,300	Brocade Communications Systems Inc *	2,089,375

	Computers – Memory Devices—6.65%
225,700	EMC Corp * (a)	6,396,338
297,400	Quantum Corp *	945,732
237,000	Sandisk Corp * (a)	11,646,180

		18,988,250

	Data Processing / Management—0.66%
51,100	Pegasystems Inc (a)	1,897,343

	Decision Support Software—0.46%
118,500	DemandTec Inc *	1,311,795

	Diversified Banking Institution—0.35%
218,700	Citigroup Inc *	1,003,833

	Electronic Components – Semiconductors—9.29%
99,300	Altera Corp (a)	4,835,910
149,200	AXT Inc *	1,042,908
24,800	Broadcom Corp, Class A (a)	872,464
12,100	Ceva Inc *	370,018
203,500	Micron Technology Inc *	2,297,515
58,800	Netlogic Microsystems Inc * (a)	2,536,044
226,200	Omnivision Technologies Inc * (a)	7,600,320
281,900	Silicon Image Inc *	2,345,408
132,200	Xilinx Inc	4,608,492

		26,509,079

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	United States (continued)
	Electronic Design Automation—4.58%
466,600	Cadence Design Systems Inc * (a)	$4,843,308
78,100	Mentor Graphics Corp *	1,151,975
258,500	Synopsys Inc * (a)	7,080,315

		13,075,598

	Enterprise Software / Services—6.48%
191,900	Ariba Inc * (a)	6,672,363
90,400	BMC Software Inc * (a)	4,540,792
226,800	QLIK Technologies Inc *	7,271,208

		18,484,363

	Internet Application Software—1.62%
145,360	IntraLinks Holdings Inc * (a)	4,616,634

	Internet Infrastructure Software—2.69%
255,900	TIBCO Software Inc *	7,674,441

	Internet Security—1.18%
71,100	Blue Coat Systems Inc * (a)	2,047,680
66,100	Symantec Corp *	1,298,865

		3,346,545

	Internet Telephony—0.45%
28,100	BroadSoft Inc * (a)	1,277,145

	Medical Information Systems—0.44%
49,160	Medidata Solutions Inc *	1,261,937

	Networking Products—2.84%
37,500	Netgear Inc *	1,565,625
109,400	Polycom Inc * (a)	6,545,402

		8,111,027

	Retail – Discount—3.16%
39,000	Costco Wholesale Corp (a)	3,155,880
101,850	Dollar Tree Inc * (a)	5,856,375

		9,012,255

	Semiconductor Components – Integrated Circuits—6.83%
236,800	Analog Devices Inc (a)	9,545,408
24,400	Hittite Microwave Corp * (a)	1,571,116
306,300	Maxim Integrated Products Inc (a)	8,374,242

		19,490,766

	Semiconductor Equipment—4.68%
166,800	KLA-Tencor Corp (a)	7,322,520
44,100	Lam Research Corp *	2,130,471
69,700	Nanometrics Inc *	1,127,049
173,400	Teradyne Inc *	2,791,740

		13,371,780

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	United States (continued)
	Transactional Software—2.87%
149,600	VeriFone Systems Inc *	$8,201,072

	Wireless Equipment—3.76%
298,500	Aruba Networks Inc * (a)	10,725,105

	Total United States (cost $188,953,015)	$223,656,943

	Total Common Stock (cost $296,561,338)	$341,468,329

	Total Investment in Securities (cost $296,561,338)—119.63%	$341,468,329

	Other Liabilities in Excess of Assets—(19.63%)**	(56,039,080)

	Net Assets—100.00%	$285,429,249

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options

*	Non-income producing security.

**	Includes $25,098,770 invested in a BNY Mellon Money Market Account, which is 8.79% of net assets and foreign currency with a U.S. Dollar value of $2,598,608, which is 0.91% of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	April 30, 2011 Percentage of Net Assets (%)
Advertising Sales	4.08
Agricultural Operations	1.49
Alternative Waste Technology	1.64
Apparel Manufacturers	2.84
Applications Software	5.39
Audio / Video Products	0.00
B2B / E-Commerce	0.50
Batteries / Battery Systems	1.12
Commercial Services – Finance	3.48
Computer Data Security	0.98
Computer Services	1.48
Computers	7.09
Computers – Integrated Systems	0.73
Computers – Memory Devices	6.65
Consulting Services	1.30
Data Processing / Management	0.66
Decision Support Software	0.46
Diversified Banking Institution	0.35
Electronic Components – Semiconductors	11.26
Electronic Design Automation	4.58
Enterprise Software / Services	9.79
Entertainment Software	0.39
Hotels & Motels	0.87
Human Resources	0.55
Insurance Brokers	0.93
Internet Application Software	1.62
Internet Infrastructure Software	2.69
Internet Security	1.18
Internet Telephony	0.45
Lottery Services	0.36
Medical Information Systems	0.44
Metal Processors & Fabrication	0.54
Networking Products	2.84
Real Estate Management / Services	0.50
Real Estate Operations / Development	1.98
Retail – Apparel / Shoes	2.79
Retail – Discount	3.16
Retail – Jewelry	0.45
Retail – Regional Department Stores	2.89
Retail – Restaurants	2.38
Schools	3.21
Semiconductor Components – Integrated Circuits	7.92
Semiconductor Equipment	4.68
Telecommunication Equipment	0.12
Transactional Software	3.54
Web Portals / ISP	2.97
Wireless Equipment	4.31

Total Investments in Securities	119.63%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		April 30, 2011 Fair Value
	Securities Sold, Not Yet Purchased—47.17%
	Common Stock—47.17%
	Brazil—0.45%
	Paper & Related Products—0.45%
79,400	Fibria Celulose SA ADR	$1,282,310

	Total Brazil (proceeds $1,262,464)	$1,282,310

	Canada—0.56%
	Computers—0.56%
33,100	Research In Motion Ltd	1,610,315

	Total Canada (proceeds $1,771,519)	$1,610,315

	China—6.42%
	Airlines—0.06%
374,000	China Eastern Airlines Corp Ltd, Class H	163,706

	Commercial Banks – Non U.S.—1.68%
2,038,000	Agricultural Bank of China Ltd, Class H	1,204,288
5,015,000	China Citic Bank Corp Ltd, Class H	3,589,709

		4,793,997

	Electric – Generation—0.87%
2,676,000	Datang International Power Generation Co Ltd, Class H	1,009,409
2,666,000	Huaneng Power International Inc, Class H	1,468,985

		2,478,394

	Metal – Aluminum—0.41%
49,900	Aluminum Corp of China Ltd ADR	1,175,145

	Metal Processors & Fabrication—0.32%
1,774,000	China Zhongwang Holdings Ltd	911,255

	Miscellaneous Manufacture—0.15%
317,600	Xinjiang Goldwind Science & Technology Co Ltd, Class H	439,135

	Real Estate Operations / Development—2.12%
1,156,000	Agile Property Holdings Ltd	1,878,152
1,560,000	Country Garden Holdings Co Ltd	632,628
2,426,400	Guangzhou R&F Properties Co Ltd, Class H	3,304,925
419,000	Sino-Ocean Land Holdings Ltd	237,884

		6,053,589

	Semiconductor Components – Integrated Circuits—0.03%
18,300	Semiconductor Manufacturing International Corp ADR	79,788

	Steel – Producers—0.70%
1,550,000	Angang Steel Co Ltd, Class H	1,989,484

	Telecommunication Equipment—0.08%
385,000	Foxconn International Holdings Ltd	227,008

	Total China (proceeds $18,838,583)	$18,311,501

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	Germany—1.91%
	Power Conversion / Supply Equipment—1.18%
28,125	SMA Solar Technology AG	$3,358,525

	Semiconductor Equipment—0.73%
48,994	Aixtron SE	2,093,387

	Total Germany (proceeds $4,546,381)	$5,451,912

	Hong Kong—2.23%
	Airlines—0.19%
221,000	Cathay Pacific Airways Ltd	551,391

	Airport Development / Maintenance—0.36%
2,092,000	Beijing Capital International Airport Co Ltd, Class H	1,031,511

	Cellular Telecommunications—0.40%
55,100	China Unicom Hong Kong Ltd ADR	1,127,346

	Diversified Operations—0.86%
215,000	Hutchison Whampoa Ltd	2,455,136

	Real Estate Operations / Development—0.42%
628,000	China Overseas Land & Investment Ltd	1,207,880

	Total Hong Kong (proceeds $5,848,246)	$6,373,264

	India—0.84%
	Computer Services—0.84%
173,600	Wipro Ltd ADR	2,390,472

	Total India (proceeds $2,350,841)	$2,390,472

	Japan—7.84%
	Audio / Video Products—2.82%
274,500	Panasonic Corp	3,376,172
286,000	Sharp Corp	2,611,776
72,900	Sony Corp ADR	2,063,799

		8,051,747

	Building Products – Doors and Windows—0.78%
177,000	Asahi Glass Co Ltd	2,238,063

	Electronic Components – Miscellaneous—2.33%
148,800	Hoya Corp	3,177,995
231,000	Nippon Electric Glass Co Ltd	3,481,690

		6,659,685

	Office Automation & Equipment—0.63%
163,000	Ricoh Co Ltd	1,787,843

	Photo Equipment & Supplies—0.91%
84,100	FUJIFILM Holdings Corp	2,601,485

	Textile – Products—0.37%
143,000	Toray Industries Inc	1,048,588

	Total Japan (proceeds $22,371,648)	$22,387,411

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	Singapore—0.00%
	Investment Companies—0.00%
9,815	Hutchison Port Holdings Trust	$9,030

	Total Singapore (proceeds $9,913)	$9,030

	South Korea—0.36%
	Electronic Components – Miscellaneous—0.36%
57,100	LG Display Co Ltd ADR	1,017,522

	Total South Korea (proceeds $1,030,418)	$1,017,522

	Switzerland—2.27%
	Computers – Peripheral Equipment—1.25%
259,300	Logitech International SA	3,580,933

	Electronic Components – Semiconductors—1.02%
244,800	STMicroelectronics NV	2,908,224

	Total Switzerland (proceeds $6,525,030)	$6,489,157

	Taiwan—2.04%
	Electronic Components – Miscellaneous—0.61%
215,700	AU Optronics Corp ADR	1,747,170

	Semiconductor Components – Integrated Circuits—1.43%
353,100	Siliconware Precision Industries Co ADR	2,394,018
590,400	United Microelectronics Corp ADR	1,676,736

		4,070,754

	Total Taiwan (proceeds $5,925,699)	$5,817,924

	United States—22.25%
	Airlines—0.36%
99,100	Delta Air Lines Inc	1,028,658

	Building – Mobile Home / Manufactured Housing—0.36%
32,800	Thor Industries Inc	1,017,128

	Cruise Lines—2.15%
88,000	Carnival Corp	3,350,160
70,200	Royal Caribbean Cruises Ltd	2,795,364

		6,145,524

	Electric – Integrated—3.27%
73,500	Consolidated Edison Inc	3,830,820
51,000	Northeast Utilities	1,815,600
22,200	PG&E Corp	1,022,976
85,100	Wisconsin Energy Corp	2,655,971

		9,325,367

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	United States (continued)
	Electronic Components – Semiconductors—3.36%
81,200	Cree Inc	$3,308,088
94,900	Microchip Technology Inc	3,894,696
67,200	Texas Instruments Inc	2,387,616

		9,590,400

	Food – Retail—0.92%
64,200	Safeway Inc	1,560,702
93,900	Supervalu Inc	1,057,314

		2,618,016

	Hotels & Motels—0.56%
45,000	Marriott International Inc, Class A	1,588,500

	Multi-Media—0.63%
53,800	Meredith Corp	1,797,996

	Office Automation & Equipment—0.52%
60,100	Pitney Bowes Inc	1,476,056

	Paper & Related Products—0.25%
23,000	International Paper Co	710,240

	Recreational Centers—0.95%
69,400	Life Time Fitness Inc	2,714,928

	REITS – Office Property—2.07%
36,400	Boston Properties Inc	3,804,892
25,700	SL Green Realty Corp	2,121,021

		5,925,913

	REITS – Single Tenant—0.60%
47,900	Realty Income Corp	1,702,845

	Rental Auto / Equipment—0.87%
68,300	Aaron’s Inc	1,966,357
17,300	Rent-A-Center Inc	526,785

		2,493,142

	Retail – Computer Equipment—0.56%
62,600	GameStop Corp, Class A	1,607,568

	Retail – Discount—1.33%
69,300	Wal-Mart Stores Inc	3,810,114

	Semiconductor Equipment—1.70%
55,900	Cabot Microelectronics Corp	2,730,715
41,300	Veeco Instruments Inc	2,111,669

		4,842,384

	Telecommunication Equipment – Fiber Optics—0.55%
74,700	Corning Inc	1,564,218

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2011 Fair Value
	Common Stock (continued)
	United States (continued)
	Transport – Truck—0.63%
46,300	Con-way Inc	$1,801,996

	Wireless Equipment—0.61%
40,700	Crown Castle International Corp	1,744,402

	Total United States (proceeds $60,204,228)	$63,505,395

	Total Common Stock (proceeds $130,684,970)	$134,646,213

	Total Securities Sold, Not Yet Purchased (proceeds $130,684,970)—47.17%	$134,646,213

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	April 30, 2011 Percentage of Net Assets (%)
Airlines	0.61
Airport Development / Maintenance	0.36
Audio / Video Products	2.82
Building – Mobile Home / Manufactured Housing	0.36
Building Products – Doors and Windows	0.78
Cellular Telecommunications	0.40
Commercial Banks – Non U.S.	1.68
Computers	0.56
Computers – Peripheral Equipment	1.25
Computer Services	0.84
Cruise Lines	2.15
Diversified Operations	0.86
Electric – Generation	0.87
Electric – Integrated	3.27
Electronic Components – Miscellaneous	3.30
Electronic Components – Semiconductors	4.38
Food – Retail	0.92
Hotels & Motels	0.56
Investment Companies	0.00
Metal – Aluminum	0.41
Metal Processors & Fabrication	0.32
Miscellaneous Manufacture	0.15
Multi-Media	0.63
Office Automation & Equipment	1.15
Paper & Related Products	0.70
Photo Equipment & Supplies	0.91
Power Conversion / Supply Equipment	1.18
Real Estate Operations / Development	2.54
Recreational Centers	0.95
REITS – Office Property	2.07
REITS – Single Tenant	0.60
Rental Auto / Equipment	0.87
Retail – Computer Equipment	0.56
Retail – Discount	1.33
Semiconductor Components – Integrated Circuits	1.46
Semiconductor Equipment	2.43
Steel – Producers	0.70
Telecommunication Equipment	0.08
Telecommunication Equipment – Fiber Optics	0.55
Textile – Products	0.37
Transport – Truck	0.63
Wireless Equipment	0.61

Total Securities Sold, Not Yet Purchased	47.17%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		April 30, 2011 Unrealized Gain/(Loss)
	Swap Contracts—(0.02%)
	Total Return Swap Contracts—(0.02%)
	Auto—Cars / Light Trucks—(0.04%)
$(2,105,004)	3/1/2012	Volvo AB Class B	$(120,286)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Volvo AB Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.49%.

	Building & Construction / Miscellaneous—(0.02%)
2,508,008	11/14/2012	Multiplan Empreendimentos Imobiliarios SA	(70,595)

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobiliarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Capacitors—(0.03%)
(1,539,572)	3/1/2012	Taiyo Yuden Co Ltd	(72,999)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Chemicals / Specialty—0.04%
1,622,508	3/2/2012	TechnoSemiChem Co Ltd	109,720

Agreement with Morgan Stanley, dated 03/05/2010 to deliver the total return of the shares of TechnoSemiChem Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Computers—(0.08%)
(1,231,067)	3/1/2012	Acer Inc.	(101,515)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Acer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.25%.

(873,159)	3/2/2012	Asustek Computer Inc	(36,735)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.73%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		October 31, 2010 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Computers (continued)
$(1,064,493)	3/2/2012	Compal Electronics Inc	$(60,665)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

(352,998)	3/2/2012	Wistron Corporation	(42,623)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

			(241,538)

	Computers—Peripheral Equipment—0.02%
(168,283)	3/2/2012	Chicony Electronics Co Ltd	(5,022)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

(1,457,030)	3/2/2012	Innolux Display Corp	77,294

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.87%.

(177,426)	3/1/2012	Sintek Photronic Corp	(5,964)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sintek Photronic Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

			66,308

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		October 31, 2010 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electric Products—Miscellaneous—(0.03%)
$(1,969,693)	3/1/2012	Casio Computer Co Ltd	$(98,506)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.65%.

(1,519,202)	3/1/2012	Funai Electric Co	(2,713)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Funai Electric Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

(4,102,578)	3/1/2012	LG Electronics Inc	13,032

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

			(88,187)

	Electronic Components—Miscellaneous—0.16%
(2,476,458)	3/2/2012	Samsung Electro-Mechanics Co Ltd	212,527

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

7,057,703	3/2/2012	Samsung SDI Co Ltd	134,694

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(658,635)	3/1/2012	Wintek Corp	98,159

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.32%.

			445,380

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		October 31, 2010 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components—Semiconductors—(0.01%)
$(335,639)	3/1/2012	Everlight Electronics Co Ltd	$7,165

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.88%.

(1,645,082)	3/2/2012	Hynix Semiconductor Inc	26,828

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(2,857,459)	3/1/2012	MediaTek Inc	(60,149)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

			(26,156)

	Electronic Connectors—(0.02%)
(1,430,875)	3/1/2012	Hirose Electric Co Ltd	(49,484)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hirose Electric Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance—Investment Banker / Broker—(0.02%)
(2,305,020)	3/1/2012	Bolsas y Mercados Espanoles SA	(62,113)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

	Machinery—Material Handling—0.00%
(508,242)	3/1/2012	Tsugami Corp	(10,431)

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of Tsugami Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.24%.

	Paper & Related Products—0.03%
(1,538,095)	3/1/2012	UPM-Kymmene Oyj	89,540

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of UPM-Kymmene Oyj in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.48%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		October 31, 2010 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies—(0.05%)
$(2,665,688)	3/1/2012	Konica Minolta Holdings Inc	$(138,268)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Real Estate Operations / Development—(0.02%)
18,003	11/14/2012	Anant Raj Industries Ltd	(949)

Agreement with Morgan Stanley, dated 11/08/2010 to deliver the total return of the shares of Anant Raj Industries Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

1,226,043	11/14/2012	Iguatemi Empresa de Shopping Centers SA	(44,079)

Agreement with Morgan Stanley, dated 11/08/2010 to deliver the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(45,028)

	Retail—Restaurants—0.05%
5,967,786	3/1/2012	Gourmet Master Co Ltd	150,005

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 1.20%.

	Web Portals—ISP—0.05%
4,211,744	3/2/2012	NHN Corp	129,480

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Wireless Equipment—(0.05%)
19,586,406	3/1/2012	QUALCOMM Inc	(130,074)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$(64,726)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	April 30, 2011 Percentage of Net Assets (%)
Auto – Cars / Light Trucks	(0.04%)
Building & Construction – Miscellaneous	(0.02%)
Capacitors	(0.03%)
Chemicals – Specialty	0.04%
Computers	(0.08%)
Computers – Peripheral Equipment	0.02%
Electric Products – Miscellaneous	(0.03%)
Electronic Components – Miscellaneous	0.16%
Electronic Components – Semiconductors	(0.01%)
Electronic Connectors	(0.02%)
Finance – Investment Banker / Broker	(0.02%)
Machinery – Material Handling	0.00%
Paper & Related Products	0.03%
Photo Equipment & Supplies	(0.05%)
Real Estate Operations / Development	(0.02%)
Retail – Restaurants	0.05%
Web Portals / ISP	0.05%
Wireless Equipment	(0.05%)

Total Swap Contracts	(0.02%)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS
(Unaudited)

For the six months ended April 30, 2011
Investment Income
Dividends	$403,207
Interest	572,832

Total investment income	976,039

Expenses
Incentive Fee	5,891,764
Management fees	2,421,990
Stock loan fees	1,593,603
Dividends on securities sold, not yet purchased	983,536
Professional fees	322,237
Shareholder servicing fees	302,749
Offering costs	260,138
Administration fees	128,504
Registration fees	67,839
Custody fees	64,207
Transfer agent fees	19,791
Trustees’ fees	15,715
Insurance expense	13,996
Interest expense	1,379
Miscellaneous expense	134,483

Total expenses	12,221,931

Net investment loss	(11,245,892)

Realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Realized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Investment securities	13,321,589
Securities sold, not yet purchased	(7,968,875)
Foreign currency transactions	(39,543)
Total return swap contracts	2,536,855

Net realized gain/(loss) from investment activities, foreign currency transactions and swap contracts	7,850,026

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	27,184,873
Net change in unrealized gain/(loss) of swap contracts	(238,982)

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, and swap contracts	26,945,891

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	34,795,917

Net increase in net assets resulting from operations	$23,550,025

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	For the six months ended April 30, 2011	For the period March 1, 2010 (commencement of operations) through October 31, 2010
From operations:

Net investment loss	$(11,245,892)	$(4,660,141)
Net realized gain/(loss) from investment activities, foreign currency transactions and swap contracts	7,850,026	(146,475)
Net change in unrealized gain/(loss) of investments, foreign currency transactions and swap contracts	26,945,891	14,122,089

Net increase in net assets resulting from operations	23,550,025	9,315,473

From transactions in shares:

Net proceeds from sale of shares	114,076,928	144,355,051
Cost of shares repurchased	(4,249,914)	(1,618,314)

Net increase in net assets from transactions in shares	109,827,014	142,736,737

Net increase in net assets	133,377,039	152,052,210

Net assets at beginning of period	152,052,210	—

Net assets at end of period	$285,429,249	$152,052,210

Undistributed Net Investment Loss	$(15,906,033)	$(4,660,141)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of Shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000. Minimum subsequent investments must be at least $10,000 (in each case, including a sales load if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with Sanders Morris Harris Capital Inc. and Mainsail Group, L.L.C. (each, an “Underwriter” and together, the “Underwriters”) or with brokers or dealers retained by the Underwriters to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $1.5 million (or in the case of an individual, a joint net worth with their spouse of more than $1.5 million). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, pursuant to procedures adopted in good faith by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended April 30, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance April 30, 2011
Assets
Common Stock	$341,468,329	$—	$—	$341,468,329

Investments in securities, at fair value	$341,468,329	$—	$—	$341,468,329

Liabilities
Common Stock	$134,646,213	$—	$—	$134,646,213
Swaps	—	64,726	—	$64,726

Securities sold, not yet purchased, at fair value	$134,646,213	$64,726	$—	$134,710,939

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At April 30, 2011, $25,098,770 in cash equivalents were held in a BNY Mellon Money Market Account, including foreign currency with a U.S. Dollar value of $2,598,608. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

The Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At April 30, 2011, the Fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

f. Due to/from Broker

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business.

g. Offering Costs

Initial offering costs incurred in connection with organizing the Fund amounted to $520,927 and were borne by the Fund and amortized over its first twelve months of operations. As of the six months ended April 30, 2011 the Fund amortized the remaining $260,138 in initial offering costs.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 2.00% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. As of the six months ended April 30, 2011, Management Fees totaled $2,421,990, of which $457,814 remains payable to the Adviser and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

4. Incentive Fee (continued)

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each period ending on the Fund’s fiscal year-end, provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

As of the six months ended April 30, 2011 accrued incentive amounted to $5,891,764 all of which remains payable and is included in the accompanying Statement of Assets and Liabilities.

5. Shareholder Servicing Fee

Under the terms of each distribution agreement with the Fund, the Fund pays ongoing shareholder servicing fees to the Underwriters to compensate them for providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. Each Underwriter may retain all or a portion of these payments. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of the Fund.

Shareholder Servicing Fees during the six months ended April 30, 2011, amounted to $302,749. At April 30, 2011, $58,307 remains payable and is included in the accompanying Statement of Assets and Liabilities.

6. Administration Fee, Related Party and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

Pursuant to terms of Custody Agreement with the Fund, PFPC Trust Company assigned its rights and delegated its duties under the agreement to its affiliate, BNY Mellon, effective April 11, 2011. The Bank of New York Mellon serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

Sanders Morris Harris Capital Inc. and Mainsail Group, L.L.C. (previously defined as the “Underwriters”), underwriters under the federal securities laws, serve as co-underwriters of the Fund’s Shares on a best efforts basis. Pursuant to the terms of each underwriter’s distribution agreement with the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

6. Administration Fee, Related Party and Other (continued)

Fund, each Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the six months ended April 30, 2011, the Underwriters received $23,683.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities for the six months ended April 30, 2011, amounted to $297,918,338 and $161,517,630, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended April 30, 2011, amounted to $152,745,552 and $104,456,979, respectively.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

For the six months ended April 30, 2011, the average daily amount of such borrowings was $435,925 and the daily weighted average annualized interest rate was 0.64%.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

For the Six Months Ended April 30, 2011 Shares
Shares at the beginning of the period	14,383,697
Shares sold	10,765,489
Shares reinvested	—
Shares repurchased	(386,644)

Net increase (decrease)	10,378,845

Shares at the end of the period	24,762,542

As of April 30, 2011, the Investment Adviser and its affiliates own 10,001 shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on purchased options, swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. The net unrealized gain/(loss) on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the unrealized gain/(loss) from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

There was no activity of bonds and other fixed-income securities in the Fund during the six months ended April 30, 2011.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail Shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail Shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these Shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their Shares at net asset value in large blocks (typically 50,000 Shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail Shares). The Adviser does not anticipate purchasing creation units.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

There was no activity of Exchange Traded Funds in the Fund during the six months ended April 30, 2011.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase Shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase Shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of Shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

There was no activity of the above-mentioned investments in the Fund during the six months ended April 30, 2011.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

The average notional amounts of swap contracts was $45,660,790 during the six months ended April 30, 2011, which is indicative of the volume of activity of swap contracts during the period.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the six months ended April 30, 2011.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net unrealized gain/(loss) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

12. Federal Income Tax Information

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (continued)

12. Federal Income Tax Information (continued)

“more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax year (tax year ended October 31, 2010), and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2011 (Unaudited) (concluded)

13. Financial Highlights

	For the Six Months Ended April 30, 2011	For the Period March 1, 2010 (commencement of operations) through October 31, 2010
Net asset value per Share, beginning of period	$10.57	$10.00

Income from investment operations (a):
Net investment loss	(0.50)	(0.66)
Net realized and unrealized gain/(loss) on investment activities, foreign currency transactions and swap contracts	1.46	1.23

Total income/(loss) from investment operations	0.96	0.57

Net asset value per Share, end of period	$11.53	$10.57

Total return—gross (b) (c) (e)	11.26%	7.32%
Total return—net (b) (c) (e)	9.08%	5.70%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	285,429	152,052
Average net assets (dollars in thousands), end of period	244,334	65,890
Ratio of expenses to average net assets (d) (e)	7.53%	9.81%
Ratio of expenses without incentive fee to average net assets (d) (e)	5.12%	6.27%
Ratio of incentive fee to average net assets (c) (e)	2.41%	3.54%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d) (e)	2.95%	3.58%
Ratio of dividend and interest expense to average net assets (d) (e)	0.81%	1.17%
Ratio of security trading related expenses to average net assets (d) (e)	1.36%	1.52%
Ratio of net investment loss to average net assets (d) (e)	(6.72%)	(8.62%)
Portfolio turnover on investments in securities (c)	65%	148%
Average debt ratio (d)	0.33%	0.37%

(a)	Per Share amounts presented are based on monthly Shares outstanding throughout the period indicated.

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year.

(e)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

14. Subsequent Events

Subsequent to April 30, 2011, and through June 22, 2011, the Fund had capital subscriptions of $16,995,121.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor or on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	July 7, 2011

By (Signature and Title)*	/s/ George Mykoniatis

George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	July 7, 2011

* Print the name and title of each signing officer under his or her signature.